Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Opening balance	$ 9,037,931	$ 936,257
Current period acquisitions (Note 7)	0	8,120,006
Prior period acquisitions (Note 7)	(35,692)	0
Foreign exchange movement	(31,956)	(18,332)
Closing balance	$ 8,970,283	$ 9,037,931